Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Einride AB
Entity Central Index Key	0002095096
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	Stadsgården 6
Entity Address, Address Line Two	116 45 Stockholm
Entity Address, City or Town	Sweden
Entity Address, Postal Zip Code	(302) 421-6100
City Area Code	+46
Local Phone Number	(0) 8 4900 4440
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1251 Avenue of the Americas
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(212)
Local Phone Number	335-4500
Contact Personnel Name	Stephen P. Alicanti